UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 03741)

Exact name of registrant as specified in charter:	Putnam New York Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: November 30, 2010

Date of reporting period: February 28, 2010

Item 1. Schedule of Investments:

Putnam New York Tax Exempt Income Fund
The fund's portfolio
2/28/10 (Unaudited)

Key to holding's abbreviations
AGM -- Assured Guaranty Municipal Corporation
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. -- Commonwealth of Puerto Rico Guaranteed
COP -- Certificates of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRN -- Floating Rate Notes
G.O. Bonds -- General Obligation Bonds
GNMA Coll. -- Government National Mortgage Association Collateralized
NATL -- National Public Finance Guarantee Corp.
SGI -- Syncora Guarantee, Inc.
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (99.0%)(a)
	Rating(RAT)	Principal amount	Value

Guam (0.4%)
Territory of Guam Rev. Bonds (Section 30), Ser. A,
Guam Govt., 5 5/8s, 12/1/29	BBB-	$3,850,000	$3,943,940
			3,943,940

New York (89.5%)
Albany, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Albany Med. Ctr.), 6s, 5/1/29	BBB+/P	1,460,000	1,327,067
(Charitable Leadership), Ser. A , 6s, 7/1/19	Caa1	3,000,000	2,554,140
(St. Peters Hosp.), Ser. E, 5 1/2s, 11/15/27	BBB+	1,000,000	999,910
(St. Peter's Hosp.), Ser. D, 5 3/8s, 11/15/32	BBB+	4,205,000	4,052,527
(Albany College of Pharmacy), Ser. A, 5 3/8s, 12/1/24	BBB+/F	1,300,000	1,162,473
(St. Peters Hosp.), Ser. A, 5 1/4s, 11/15/32	BBB+	2,100,000	1,990,548
(St. Peters Hosp.), Ser. E, 5 1/4s, 11/15/32	BBB+	1,000,000	947,880
(St. Peters Hosp.), Ser. A, 5 1/4s, 11/15/27	BBB+	3,000,000	2,915,580
(Albany Law School), Ser. A, 5s, 7/1/31	BBB	3,000,000	2,708,190
Brooklyn Arena Local Dev. Corp. Rev. Bonds (Barclays
Ctr.), 6 3/8s, 7/15/43	Baa3	2,000,000	2,061,640
Broome Cnty., Indl. Dev. Agcy. Continuing Care
Retirement Rev. Bonds (GoodShepherd Village), Ser. A,
6 7/8s, 7/1/40	B/P	715,000	576,233
Chautauqua Cnty., Indl. Dev. Agcy. Rev. Bonds (Dunkirk
Pwr.), 5 7/8s, 4/1/42	Baa3	4,000,000	4,070,680
Chemung Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Arnot Ogden Med. Ctr.)
5s, 11/1/34	A3	1,300,000	1,262,248
Ser. A, 5s, 11/1/29	A3	3,250,000	3,242,168
Erie Cnty., Indl. Dev. Agcy. School Fac. Rev. Bonds
(City School Dist. Buffalo), Ser. A, AGM
5 3/4s, 5/1/28	AAA	5,000,000	5,494,250
5 3/4s, 5/1/25	AAA	10,330,000	11,569,910
Essex Cnty., Indl. Dev. Agcy. Rev. Bonds (Intl. Paper
Co.), Ser. A, 6.15s, 4/1/21	BBB	1,065,000	1,065,373
Geneva, Indl. Dev. Agcy. Rev. Bonds (Hobart & William
Smith), Ser. A, 5 3/8s, 2/1/33	A	4,500,000	4,531,680
Hempstead Town, Local Dev. Corp. Rev. Bonds
(Molloy College), 5 3/4s, 7/1/39	BBB+	2,500,000	2,464,900
(Adelphi U.), Ser. B, 5 1/4s, 2/1/39	A	1,500,000	1,542,930
(Adelphi U.), Ser. B, 5s, 2/1/34	A	3,000,000	3,049,500
Hudson Yards, Infrastructure Corp. Rev. Bonds, Ser. A,
AMBAC, 5s, 2/15/47	A3	2,500,000	2,398,425
Huntington, Hsg. Auth. Sr. Hsg. Fac. Rev. Bonds
(Gurwin Jewish Sr. Residence), Ser. A, 6s, 5/1/29	B+/P	1,250,000	998,588
Liberty, Dev. Corp. Rev. Bonds (Goldman Sachs
Headquarters), 5 1/2s, 10/1/37	A1	4,010,000	4,084,386
Livingston Cnty., Indl. Dev. Agcy. Civic Fac. Rev.
Bonds (Nicholas H. Noyes Memorial Hosp.), 5s, 7/1/10	BB	290,000	289,440
Long Island, Pwr. Auth. NY Elec. Syst. Rev. Bonds
Ser. A, 6s, 5/1/33	A3	3,500,000	3,918,250
Ser. A, 5 1/8s, 9/1/29	A3	5,000,000	5,043,250
Ser. A, AMBAC, 5s, 9/1/29	A3	7,500,000	7,629,675
AGM, zero %, 6/1/28	AAA	2,510,000	1,098,677
Madison Cnty., Indl. Dev. Agcy. Rev. Bonds (Colgate
U.), Ser. A, 5s, 7/1/23	Aa3	5,090,000	5,316,251
Metro. Trans. Auth. Rev. Bonds, Ser. A
5s, 11/15/37	A	15,000,000	15,017,850
FGIC, NATL, 5s, 11/15/26	A2	5,000,000	5,230,400
5s, 11/15/22	A	6,000,000	6,451,440
Metro. Trans. Auth. Dedicated Tax Rev. Bonds
Ser. A, 5 1/2s, 11/15/39	AA	9,000,000	9,607,950
Ser. A, AGM, 5 1/4s, 11/15/24	AAA	5,000,000	5,284,150
Ser. B, NATL, 5s, 11/15/25	AA	2,600,000	2,760,758
Ser. B, NATL, 5s, 11/15/24	AA	3,000,000	3,203,700
Metro. Trans. Auth. Svc. Contract Rev. Bonds
(Trans. Fac.), Ser. O, 5 3/4s, 7/1/13 (Prerefunded)	AAA	12,820,000	13,367,029
Ser. A , NATL, 5 1/2s, 1/1/20	AA-	1,000,000	1,073,270
(Trans. Fac.), Ser. O, 5 1/2s, 7/1/17 (Prerefunded)	AAA	24,345,000	29,086,676
Monroe Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Highland Hosp. Rochester), 5s, 8/1/25	A2	495,000	492,872

Nassau Cnty., G.O. Bonds, Ser. A, FGIC, NATL, 6s,
7/1/13	A+	1,000,000	1,146,920
Nassau Cnty., Indl. Dev. Agcy. Rev. Bonds
(North Shore Hlth. Syst.), Ser. A, 6 1/4s, 11/1/21	Baa1	410,000	421,595
(North Shore Hlth. Syst.), Ser. B, 5 7/8s, 11/1/11	Baa1	375,000	383,835
(Inst. of Tech.), Ser. A, 4 3/4s, 3/1/26	BBB+	1,710,000	1,683,649
Nassau Cnty., Tobacco Settlement Corp. Rev. Bonds,
Ser. A-2, stepped-coupon 5 1/4s, 6/1/26 (STP)	BBB	6,640,000	6,379,911
Niagara Cnty., Indl. Dev. Agcy. Mandatory Put Bonds
(Solid Waste Disp.), Ser. A, 5.45s, 11/15/12	Baa2	1,000,000	1,031,720
Niagara Cnty., Indl. Dev. Agcy. Rev. Bonds, Ser. D,
5.55s, 11/15/24	Baa2	3,000,000	3,111,570
Niagara Falls, City School Dist. COP (High School
Fac.), AGM
5s, 6/15/28	AAA	1,490,000	1,409,585
5s, 6/15/23	AAA	3,965,000	3,949,457
NY City, G.O. Bonds
Ser. B, NATL, 6 1/2s, 8/15/11	AA	13,675,000	14,808,931
AMBAC, 6.05s, 9/1/11	AA	500,000	501,175
Ser. B, 5 3/4s, 8/1/16	AA	1,000,000	1,089,310
Ser. C, AGM, 5s, 1/1/23	AAA	10,000,000	10,740,100
Ser. N, 5s, 8/1/20	AA	1,000,000	1,077,930
Ser. M, 5s, 4/1/20	AA	6,775,000	7,273,166
Ser. I-1, 5s, 4/1/19	AA	1,215,000	1,324,386
NY City, VRDN, Ser. E4, 0.11s, 8/1/21	VMIG1	1,400,000	1,400,000
NY City, City Muni. Fin. Auth. Rev. Bonds (Wtr. & Swr.
Syst.), Ser. A, 4 3/4s, 6/15/30	AAA	5,815,000	5,976,773
NY City, City Transitional Fin. Auth. Rev. Bonds
(Bldg. Aid Fiscal 2008), Ser. S-1, 5s, 1/15/29	AA-	5,000,000	5,157,150
Ser. E, 5s, 2/1/28	AAA	8,885,000	9,253,017
(Bldg. Aid Fiscal 2008), Ser. S-1, 5s, 1/15/25	AA-	3,000,000	3,171,570
NY City, Cultural Resource Rev. Bonds (Museum
of Modern Art), Ser. 1A, 5s, 4/1/31	Aa2	3,500,000	3,666,425
NY City, Cultural Resource VRDN (Lincoln Ctr.),
Ser. A-1, 0.12s, 12/1/35	VMIG1	5,000,000	5,000,000
NY City, Hlth. & Hosp. Corp. Rev. Bonds (Hlth. Syst.),
Ser. A , 5 3/8s, 2/15/26	A1	300,000	305,178
NY City, Indl. Dev. Agcy. Rev. Bonds
(Visy Paper, Inc.), 7.95s, 1/1/28	B-/P	2,600,000	2,601,404
(Yankee Stadium - Pilot), AGO, 7s, 3/1/49	AAA	1,000,000	1,163,140
(Liberty-7 World Trade Ctr.), Ser. A, 6 1/4s, 3/1/15	BB/P	8,050,000	8,142,897
(Brooklyn Navy Yard Cogen. Partners), 6.2s, 10/1/22	BB	5,000,000	4,326,100
(Brooklyn Navy Yard Cogen. Partners), 5.65s, 10/1/28	BB	2,190,000	1,638,273
(Queens Baseball Stadium - Pilot), AMBAC, 5s, 1/1/24	Ba1	3,500,000	3,387,755
NY City, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Staten Island U. Hosp.), Ser. A, 6 3/8s, 7/1/31	Ba2	3,400,000	3,180,224
(Bronx Pkg. Dev. Co., LLC), 5 3/4s, 10/1/37	B/P	3,000,000	2,462,220
(United Jewish Appeal), Ser. A, 5 1/4s, 7/1/23	Aa1	2,545,000	2,725,466
(St. Francis College), 5s, 10/1/34	A-	1,000,000	1,002,390
(Horace Mann School), NATL, 5s, 7/1/28	A	7,000,000	7,036,540
NY City, Indl. Dev. Agcy. Civic Fac. VRDN (CASA),
0.16s, 3/1/20	A-1+	1,155,000	1,155,000
NY City, Indl. Dev. Agcy. Special Arpt. Fac. Rev. Bonds
(Airis JFK I LLC), Ser. A, 6s, 7/1/27	BBB-	9,095,000	8,072,358
(Airis JFK I, LLC), Ser. A, 5 1/2s, 7/1/28	BBB-	3,700,000	3,055,127
NY City, Indl. Dev. Agcy. Special Fac. FRN (Terminal
One Group Assn.), 5 1/2s, 1/1/17	A3	4,500,000	4,732,830
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(British Airways PLC), 5 1/4s, 12/1/32	Ba3	2,050,000	1,399,269
NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds
Ser. B, FGIC, U.S. Govt. Coll., 7 1/2s, 6/15/11
(Prerefunded)	Aaa	5,345,000	5,631,385
Ser. B, FGIC, U.S. Govt. Coll., 7 1/2s, 6/15/11
(Prerefunded)	AAA	3,490,000	3,676,994
Ser. EE, 5 1/4s, 6/15/40	AA+	10,000,000	10,641,400
(Second Generation Resolution), Ser. GG-1, 5 1/4s,
6/15/32	AA+	6,000,000	6,455,880
Ser. D, 5s, 6/15/37	AAA	6,000,000	6,173,400
Ser. G, AGM, 5s, 6/15/34	AAA	500,000	506,855
Ser. B, AMBAC, 5s, 6/15/28	AAA	5,000,000	5,309,300
NY City, Transitional Fin. Auth. Bldg. Aid Rev. Bonds
Ser. S-1, FGIC, NATL, 5s, 7/15/31	AA-	10,500,000	10,694,775
Ser. S-5, 5s, 1/15/30	AA-	3,375,000	3,472,200
NY City, Trust for Cultural Resources VRDN (Lincoln
Ctr.), Ser. A-2, 0.16s, 12/1/35	VMIG1	4,000,000	4,000,000
NY Cntys., Tobacco Trust II Rev. Bonds (Tobacco
Settlement), 5 3/4s, 6/1/43	BBB	7,000,000	6,270,460
NY Cntys., Tobacco Trust III Rev. Bonds (Tobacco
Settlement)
6s, 6/1/43	BBB	1,300,000	1,208,441
5 3/4s, 6/1/33	BBB	3,500,000	3,246,250
NY Cntys., Tobacco Trust IV Rev. Bonds, Ser. A, 5s,
6/1/38	BBB	7,250,000	5,914,840
NY State Rev. Bonds (Homeowner Mtge.), Ser. 156, 5.2s,
10/1/28	Aa1	5,500,000	5,672,480
NY State Dorm. Auth. Rev. Bonds
(State U. Edl. Fac.), Ser. A, 7 1/2s, 5/15/13	AA-	5,875,000	6,947,834
(Mount Sinai Hlth.), Ser. A, 6 1/2s, 7/1/25	A2	2,750,000	2,800,270
(State U. Edl. Fac.), Ser. A, AGM, 5 7/8s, 5/15/17	AAA	8,950,000	10,131,042
(State U. Edl. Fac.), Ser. A, 5 7/8s, 5/15/11	AA-	11,200,000	11,816,224
(Brooklyn Law School), 5 3/4s, 7/1/33	Baa1	1,000,000	1,018,700
(Winthrop Nassau U.), 5 3/4s, 7/1/28	Baa1	3,250,000	3,274,115
(Schools PG - Issue 2), Ser. E, AMBAC, 5 3/4s, 7/1/19	A/P	1,340,000	1,355,959
(City U.), Ser. A, 5 3/4s, 7/1/18	AA-	32,385,000	37,356,745
(City U.), Ser. A, 5 5/8s, 7/1/16	AA-	15,600,000	17,644,068
(NYU), Ser. 1, AMBAC, 5 1/2s, 7/1/40	Aa3	8,500,000	10,003,650
(North Shore Long Island Jewish Group), Ser. A,
5 1/2s, 5/1/37	Aaa	11,500,000	11,708,610
(North Shore Long Island Jewish Group), Ser. E,

5 1/2s, 5/1/33	A-	2,000,000	2,044,600
(Winthrop-U. Hosp. Assn.), Ser. A, 5 1/2s, 7/1/32	Baa1	1,600,000	1,569,632
(NYU), Ser. 1, AMBAC, 5 1/2s, 7/1/31	Aa3	3,500,000	4,055,975
(Winthrop Nassau U.), 5 1/2s, 7/1/23	Baa1	2,750,000	2,776,373
(Manhattan Marymount), 5 1/4s, 7/1/29	Baa2	2,000,000	2,004,240
(Rochester Inst. of Tech.), Ser. A, AMBAC, 5 1/4s,
7/1/19	A1	4,300,000	4,828,728
(Mount Sinai School of Medicine), 5 1/8s, 7/1/39	A3	15,000,000	15,081,750
(Siena College), 5 1/8s, 7/1/39	A3	6,000,000	6,032,700
(School Dist. Fin. Program), Ser. C, AGO, 5 1/8s,
10/1/36	AAA	3,380,000	3,556,233
(Yeshiva U.), 5s, 9/1/38	AA	2,500,000	2,549,225
(Mental Hlth.), Ser. E, NATL, 5s, 2/15/35	AA-	2,510,000	2,523,027
(L I Jewish), Ser. A, 5s, 11/1/34	Baa1	1,800,000	1,747,728
(Memorial Sloan-Kettering Ctr.), Ser. 1, 5s, 7/1/34	Aa2	13,500,000	13,680,630
(Rochester U.), Ser. A, 5s, 7/1/34	Aa3	6,000,000	6,083,400
(School Dist. Fin. Program), Ser. C, AGO, 5s, 10/1/31	AAA	2,000,000	2,121,800
(Yeshiva U.), AMBAC, 5s, 7/1/30	Aa3	3,000,000	3,035,160
(Mental Hlth. Svcs. Fac. Impt.), Ser. B, AMBAC, 5s,
2/15/30	AA-	9,665,000	9,834,138
(Montefiore Hosp.), FGIC, FHA Insd., NATL, 5s, 8/1/29	A	9,510,000	9,793,018
(NYU), Ser. A, FGIC, NATL, 5s, 7/1/29	Aa3	6,705,000	6,893,478
(Yeshiva U.), AMBAC, 5s, 7/1/26	Aa3	2,700,000	2,742,822
Ser. A, NATL, 5s, 10/1/25	A+	750,000	795,653
(Albany), Ser. A-1, AGM, FHA Insd., 5s, 8/15/25	AAA	1,500,000	1,585,605
(Columbia U.), Ser. B, 5s, 7/1/24	Aaa	2,000,000	2,115,120
(Columbia U.), Ser. B, 5s, 7/1/23	Aaa	2,000,000	2,119,780
(Columbia U.), Ser. B, 5s, 7/1/22	Aaa	3,000,000	3,186,690
(Cornell U.), Ser. A, 5s, 7/1/22	Aa1	6,395,000	7,060,975
(Columbia U.), Ser. B, 5s, 7/1/21	Aaa	2,000,000	2,129,160
(NY U. Hosp. Ctr.), Ser. A, 5s, 7/1/20	Baa2	4,000,000	4,034,240
(Mt. Sinai NYU Hlth.), Ser. C, 5s, 7/1/11	A2	835,000	838,674
(Colgate U.), NATL, 4 3/4s, 7/1/28	Aa3	10,000,000	10,077,500
NY State Dorm. Auth. Lease Rev. Bonds (State U. Dorm.
Facs.), Ser. A, NATL, 5s, 7/1/24	Aa3	1,000,000	1,043,110
NY State Dorm. Auth. Non-State Supported Debt
(Memorial Sloan-Kettering Ctr.), Ser. A1, 5s, 7/1/36	Aa2	5,690,000	5,833,729
NY State Dorm. Auth. Non-State Supported Debt Rev.
Bonds
(Orange Regl. Med. Ctr.), 6 1/4s, 12/1/37	Ba1	6,000,000	5,625,240
(NYU Hosp. Ctr.), Ser. B, 5 1/4s, 7/1/24	Baa2	4,130,000	4,052,273
(NY U.), Ser. A, AMBAC, 5s, 7/1/32	Aa3	3,000,000	3,103,920
(U. of Rochester), Ser. A-1, 5s, 7/1/32	Aa3	8,000,000	8,166,400
(NYU), Ser. B, 5s, 7/1/29	Aa3	6,530,000	6,884,122
(U. of Rochester), Ser. A-1, 5s, 7/1/27	Aa3	1,900,000	1,971,022
(Columbia U.), Ser. C, 5s, 7/1/26	AAA	6,980,000	7,703,477
(NYU Hosp. Ctr.), Ser. A, 5s, 7/1/26	Baa2	1,000,000	945,470
(North Shore Long Island Jewish Oblig. Group), Ser. A,
5s, 5/1/26	Baa1	4,000,000	4,055,000
(St. Johns U.), Ser. A, NATL, 5s, 7/1/24	A	2,385,000	2,513,361
(St. Johns U.), Ser. A, NATL, 5s, 7/1/23	A	3,935,000	4,172,320
(NYU Hosp. Ctr.), Ser. A, 5s, 7/1/22	Baa2	1,000,000	965,130
NY State Dorm. Auth. Personal Income Tax Rev. Bonds
(Ed.), Ser. B, 5 3/4s, 3/15/36	AAA	5,000,000	5,573,550
Ser. A, 5s, 3/15/28	AAA	10,000,000	10,767,500
Ser. A, 5s, 3/15/28	AAA	3,325,000	3,556,187
NY State Dorm. Auth. State Supported Debt Rev. Bonds
(2007-1 Mental), Ser. D, AGM, U.S. Govt. Coll.,
5 1/4s, 8/15/30 (Prerefunded)	AAA	240,000	245,470
(2007-2 Mental), Ser. D, AGM, 5 1/4s, 8/15/30	AAA	520,000	523,078
(City U.), Ser. B, 5s, 7/1/26	AA-	5,000,000	5,264,000
(State U. Dorm Fac.), Ser. E, 5s, 7/1/23	Aa3	3,000,000	3,254,790
NY State Energy Research & Dev. Auth. Gas Fac. Rev.
Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A+	12,400,000	12,400,000
NY State Env. Fac. Corp. Rev. Bonds
(Clean Wtr. and Drinking), Ser. A, 5s, 6/15/34	Aa1	10,000,000	10,617,000
(State Clean Wtr. & Drinking Revolving Fund), Ser. A,
5s, 6/15/29	Aaa	2,500,000	2,667,375
(State Clean Wtr. & Drinking Revolving Fund), Ser. C,
5s, 10/15/26	Aaa	5,000,000	5,390,350
NY State Env. Fac. Corp. Poll. Control Rev. Bonds
(State Wtr. Revolving Fund)
Ser. A, 7 1/2s, 6/15/12	Aaa	35,000	35,030
Ser. B, 6.65s, 9/15/13	Aaa	2,540,000	2,547,976
NY State Env. Fac. Corp. State Clean Wtr. & Drinking
Rev. Bonds
Ser. C, 5s, 10/15/35	Aaa	5,000,000	5,193,650
(NYC Muni. Wtr. Fin.), 5s, 6/15/29	Aaa	13,590,000	14,261,210
NY State Hsg. Fin. Agcy. Rev. Bonds (Affordable Hsg.),
Ser. B, 4.85s, 11/1/41	Aa2	2,600,000	2,566,668
NY State Thruway Auth. Rev. Bonds
Ser. F, AMBAC, 5s, 1/1/30	A1	11,740,000	12,068,368
(Second Generation Hwy. & Bridge Trust Fund), Ser. B,
5s, 4/1/28	AA	3,000,000	3,186,810
Ser. H, FGIC, NATL, 5s, 1/1/28	A1	1,235,000	1,281,066
(Second Generation Hwy. & Bridge Trust Fund), Ser. B,
5s, 4/1/27	AA	4,000,000	4,275,920
(Second Generation Hwy. & Bridge Trust Fund), Ser. A,
5s, 4/1/25	AA	4,000,000	4,297,880
(Gen. Hwy. & Bridge Trust Fund), Ser. A, NATL, 5s,
4/1/22	AA	2,000,000	2,139,720
NY State Urban Dev. Corp. Rev. Bonds
Ser. D, 5 5/8s, 1/1/28	AA-	9,500,000	10,467,290
(Clarkson Ctr.), 5 1/2s, 1/1/20	AA-	1,685,000	1,873,467
(Clarkson Ctr.), 5 1/2s, 1/1/15	AA-	3,345,000	3,669,565
(Syracuse U. ), 5 1/2s, 1/1/15	AA-	2,000,000	2,138,200
Ser. B-1, 5s, 3/15/36	AAA	11,000,000	11,396,110
Ser. A-1, FGIC, NATL, 5s, 3/15/29	AAA	6,565,000	6,777,575

Ser. A-1, 5s, 12/15/28	AAA	5,000,000	5,374,600
Ser. B, 5s, 1/1/27	AA-	7,000,000	7,319,620
Oneida Cnty., Indl. Dev. Agcy. Rev. Bonds (St.
Elizabeth Med.), Ser. A, 5 7/8s, 12/1/29	BB+/P	1,000,000	883,390
Orange Cnty., Indl. Dev. Agcy. Rev. Bonds (Arden Hill
Care Ctr. Newburgh), Ser. C
7s, 8/1/31	B/P	3,200,000	2,738,304
7s, 8/1/21	B/P	2,300,000	2,096,128
Port Auth. NY & NJ Rev. Bonds
Ser. 124, 5s, 8/1/31	Aa3	1,000,000	1,000,190
FGIC, NATL, 4 3/4s, 10/15/28	Aa3	7,000,000	6,889,190
Port Auth. NY & NJ Special Oblig. Rev. Bonds (Kennedy
Intl. Arpt. - 4th Installment), 6 3/4s, 10/1/11	BB+/P	500,000	500,065
Port Auth. NY & NJ Special Oblig. Rev. Bonds (Kennedy
Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19	BB+/P	3,100,000	2,725,055
Rensselaer, City School Dist. COP, SGI
5s, 6/1/21	A/P	2,010,000	2,034,562
5s, 6/1/20	A/P	1,150,000	1,168,400
5s, 6/1/19	A/P	1,345,000	1,373,823
5s, 6/1/18	A/P	1,180,000	1,213,665
Riverhead, Indl. Dev. Agcy. Civic Fac. VRDN (Central
Suffolk Hosp.), Ser. C, 0.2s, 7/1/17	VMIG1	1,795,000	1,795,000
Sales Tax Asset Receivable Corp. Rev. Bonds, Ser. A,
NATL
5s, 10/15/26	AAA	7,000,000	7,649,670
5s, 10/15/25	AAA	16,425,000	17,986,689
Saratoga Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Saratoga Hosp.), Ser. B, 5 1/8s, 12/1/27	BBB+	1,000,000	952,320
Seneca Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(NY Chiropractic College), 5s, 10/1/27	BBB	1,995,000	1,750,493
Seneca Cnty., Indl. Dev. Agcy. Solid Waste Disp.
Mandatory Put Bonds (Seneca Meadows, Inc.), 6 5/8s,
10/1/13	BB-	2,000,000	2,006,220
St. Lawrence Cnty., Indl. Dev. Civic Fac. Rev. Bonds
(Clarkson U.)
5s, 7/1/25	A3	1,985,000	2,016,502
5s, 7/1/24	A3	1,890,000	1,925,853
Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds
(Nissequogue Cogen. Partners Fac.), 5 1/2s, 1/1/23	BB+/P	2,000,000	1,753,140
Suffolk Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Southampton Hosp. Assn.), Ser. B, 7 5/8s, 1/1/30	B-/P	460,000	461,458
(Southampton Hosp. Assn.), Ser. A, 7 1/4s, 1/1/30	B-/P	500,000	490,665
(Huntington Hosp.), Ser. B, 5 7/8s, 11/1/32	Baa1	2,700,000	2,735,154
(Inst. of Tech.), 5s, 3/1/26	BBB+	1,900,000	1,900,000
Suffolk Cnty., Indl. Dev. Agcy. Cont. Care Retirement
Rev. Bonds
(Peconic Landing), Ser. A, 8s, 10/1/30	BB-/P	4,200,000	4,308,528
(Jefferson's Ferry), 5s, 11/1/15	BBB-	975,000	970,661
(Jefferson's Ferry), 4 5/8s, 11/1/16	BBB-	1,000,000	960,840
Suffolk, Tobacco Asset Securitization Corp. Rev.
Bonds, Ser. B, 5 3/8s, 6/1/28	BBB+/F	8,730,000	8,065,298
Syracuse, Indl. Dev. Agcy. Rev. Bonds (1st Mtge. -
Jewish Home), Ser. A
7 3/8s, 3/1/31	B+/P	2,800,000	2,578,240
7 3/8s, 3/1/21	B+/P	800,000	776,344
Syracuse, Indl. Dev. Agcy. Civic Fac. VRDN (Syracuse
U. )
Ser. A-2, 0.11s, 12/1/37	VMIG1	4,500,000	4,500,000
Ser. A-1, 0.11s, 7/1/37	VMIG1	9,785,000	9,785,000
Tobacco Settlement Rev. Bonds
(Asset Backed Bonds), Ser. 1, 5 3/4s, 7/15/32
(Prerefunded)	Aaa	4,250,000	4,764,633
Ser. 1, 5s, 6/1/34	BBB	3,500,000	2,919,035
Tobacco Settlement Asset Securitization Corp., Inc.
of NY Rev. Bonds, Ser. 1, 5s, 6/1/26	BBB	500,000	467,215
Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-1,
5 1/2s, 6/1/18	AA-	1,000,000	1,069,120
Triborough, Bridge & Tunnel Auth. Rev. Bonds
Ser. C, 5s, 11/15/29	Aa2	5,000,000	5,281,200
AMBAC, 5s, 11/15/28	Aa3	13,000,000	13,473,980
Ser. A, 5s, 11/15/23	Aa2	1,000,000	1,086,360
Westchester Cnty., Indl Dev. Agcy. Civic Fac. Rev.
Bonds (Guiding Eyes for the Blind), 5 3/8s, 8/1/24	BBB+	965,000	899,370
Westchester, Tobacco Asset Securitization Corp. Rev.
Bonds
5 1/8s, 6/1/38	BBB	5,060,000	4,210,122
5s, 6/1/26	BBB	2,000,000	1,868,860
Yonkers, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(St. John's Riverside Hosp.), Ser. A, 7 1/8s, 7/1/31	B-	2,000,000	1,952,040
(Sarah Lawrence College), Ser. A, 6s, 6/1/41	BBB+	2,500,000	2,544,075
			1,014,808,597

Puerto Rico (8.6%)
Children's Trust Fund Tobacco Settlement Rev. Bonds,
5 1/2s, 5/15/39	BBB	3,750,000	3,319,538
Cmnwlth of PR Sales Tax Fin. Corp. Rev. Bonds, Ser. A,
FGIC, NATL, zero %, 8/1/41	Aa3	20,000,000	2,929,400
Cmnwlth. of PR, G.O. Bonds
Ser. A, 5 1/4s, 7/1/34	Baa3	1,000,000	953,720
(Pub. Impt.), NATL, 5 1/4s, 7/1/18	A	4,750,000	4,927,983
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds,
Ser. A
6s, 7/1/44	Baa3	13,500,000	13,836,150
6s, 7/1/38	Baa3	3,750,000	3,845,888
Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds, Ser. RR,
FGIC, NATL, 5s, 7/1/24	A	6,500,000	6,627,335
Cmnwlth. of PR, Hsg. Fin. Corp. Rev. Bonds, Ser. B,
GNMA Coll., FNMA Coll., FHLMC Coll., 4.45s, 6/1/27	Aaa	45,000	45,090

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. AA, NATL, 5 1/2s, 7/1/20	A	1,000,000	1,055,570
Ser. AA, NATL, 5 1/2s, 7/1/19	A	3,000,000	3,188,670
Ser. AA, 5s, 7/1/35	BBB+	2,105,000	1,929,654
Ser. K, 5s, 7/1/21	BBB	2,000,000	2,010,080
Ser. K, 5s, 7/1/17	BBB	3,000,000	3,087,360
Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control
Fac. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	6,250,000	6,311,500
Cmnwlth. of PR, Infrastructure Fin. Auth. Special Tax
Bonds, Ser. C, AMBAC, 5 1/2s, 7/1/25	BBB+	2,225,000	2,259,421
Cmnwlth. of PR, Infrastructure Fin. Auth. Special Tax
Rev. Bonds, Ser. C, AMBAC, 5 1/2s, 7/1/23	BBB+	3,000,000	3,071,010
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds
(Govt. Fac.), Ser. M, Cmnwlth. of PR Gtd., 6 1/4s,
7/1/23	Baa3	3,425,000	3,750,067
(Govt. Fac.), Ser. P, Cmnwlth. of PR Gtd., 6 1/8s,
7/1/23	Baa3	6,500,000	6,989,125
Ser. Q, Cmnwlth. of PR Gtd., 5 5/8s, 7/1/39	Baa3	4,000,000	3,890,520
(Govt. Fac.), Ser. N, Cmnwlth. of PR Gtd., 5 1/2s,
7/1/20	Baa3	2,250,000	2,309,805
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A
6s, 8/1/42	A+	8,000,000	8,368,080
NATL, zero %, 8/1/43	Aa3	8,150,000	1,049,476
zero %, 8/1/31	A+	8,500,000	2,183,310
zero %, 8/1/30	A+	8,500,000	2,363,510
U. of PR Rev. Bonds, Ser. P, 5s, 6/1/24	Baa2	8,000,000	7,784,874
			98,087,136

Virgin Islands (0.5%)
VI Pub. Fin. Auth. Rev. Bonds
Ser. A, 6s, 10/1/39	Baa3	3,000,000	3,028,080
Ser. A-1, 5s, 10/1/39	Baa2	3,325,000	3,055,343
			6,083,423

TOTAL INVESTMENTS

Total investments (cost $1,084,285,196)(b)			$1,122,923,096

NOTES

(a) Percentages indicated are based on net assets of $1,134,185,178.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at February 28, 2010 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at February 28, 2010. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at February 28, 2010 and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $1,085,385,504, resulting in gross unrealized appreciation and depreciation of $51,609,505 and $14,071,913, respectively, or net unrealized appreciation of $37,537,592.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

The rates shown on FRN, Mandatory Put Bonds and VRDN are the current interest rates at February 28, 2010.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The fund had the following sector concentrations greater than 10% at February 28, 2010 (as a percentage of net assets):

Education	17.7%
Healthcare	13.4
State Government	13.4
Utilities	13.4

The fund had the following insurance concentration greater than 10% at February 28, 2010 (as a percentage of net assets):

NATL	12.9%

Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of February 28, 2010:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Municipal bonds and notes	$--	$1,122,923,096	$--

Totals by level	$--	$1,122,923,096	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam New York Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: April 28, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 28, 2010